Fair value measurements	6 Months Ended
Jun. 30, 2026
Fair value measurements
Fair value measurements

17Fair value measurements

Assets and liabilities measured or disclosed at fair value

The Company measures equity investment with readily determinable fair value at fair value on a recurring basis. The equity securities with readily determinable fair value are classified within Level 2 as the fair value is measured by using inputs derived from or corroborated by observable market data.

The Company measures derivative assets at fair value on a recurring basis. The derivative assets are classified within Level 2 as the fair value is measured by using inputs derived from or corroborated by observable market data.

The Company’s non-financial long-lived assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired. The Company uses a combination of valuation methodologies, including market approach based on the Company’s best estimate to determine the fair value of these non-financial assets. The Company measures non-recurring fair value measurements as of the observable transaction dates. The fair value (Level 2) was evaluated for certain property and equipment based on quoted prices for similar assets in markets that are not active.

The Company measures certain financial assets, including equity method investments and equity investments without readily determinable fair value at fair value on a non-recurring basis only if an impairment loss or upward valuation were to be recognized.

17Fair value measurements (continued)

For the six months ended June 30, 2026, assets measured at fair value are summarized below:

			Fair value measurement at June 30, 2026 using
			Quoted prices in	Significant
	Total Fair		active markets	other	Significant
	Value at		for identical	observable	unobservable	Fair value
	June 30, 2026		assets (Level 1)	inputs (Level 2)	inputs (Level 3)	adjustment
	RMB	US$	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Fair value measurements on a recurring basis:
Derivative assets	80	12	—	80	—	80
Equity investment with readily determinable fair value	5,062	746	—	5,062	—	(28)
Digital assets	570	84	570	—	—	(1)
Total assets measured at fair value	5,712	842	570	5,142	—	51

For the six months ended June 30, 2025, there was no assets measured at fair value on a recurring basis.

For the six months ended June 30, 2025 and 2026, there was no assets measured at fair value on a non-recurring basis.